Long-term investments	12 Months Ended
Dec. 31, 2025
Long-term investments.
Long-term investments

9. Long-term investments

The Group’s long-term investments primarily consist of equity investments accounted for using the measurement alternative, equity investments accounted for using the equity method and investments accounted for at fair value. The following sets forth the changes in the Group’s long-term investments:

	Equity	Equity
	investments	investments	Investments
	using the	using	accounted
	measurement	the equity	for at fair
	alternative(a)	method(b)	value(c)	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Balance at December 31, 2022	58,464	12,423	66,470	137,357
Investments made	9,500	—	—	9,500
Loss from equity investments using the equity method	—	(523)	—	(523)
Partially disposal of an equity investment using the equity method	—	(700)	—	(700)
Fair value change through earnings (including adjustment of subsequent price changes)	—	—	(8,079)	(8,079)
Changes from a subsidiary to equity investment using the equity method((b))	—	4,900	—	4,900
Currency translation adjustment	—	144	—	144
Balance at December 31, 2023	67,964	16,244	58,391	142,599
Investments made	100	3,950	—	4,050
Changes from a subsidiary to equity investment using the measurement alternative	62	—	—	62
Loss from equity investments using the equity method	—	(3,726)	—	(3,726)
Disposal of equity investments using the measurement alternative ((a)(ii))	(18,950)	—	—	(18,950)
Fair value change through earnings (including adjustment of subsequent price changes) ((a)(i))	—	—	(4,811)	(4,811)
Impairment loss ((a)(i))	(44,514)	—	—	(44,514)
Currency translation adjustment	—	148	—	148
Balance at December 31, 2024	4,662	16,616	53,580	74,858
Investments made	1,500	5,100	5,000	11,600
Loss from equity investments using the equity method		(723)	—	(723)
Disposal of equity investments using the measurement alternative ((a)(ii))	(3,000)	—	—	(3,000)
Fair value change through earnings (including adjustment of subsequent price changes) ((a)(i))	—	—	418	418
Currency translation adjustment	—	(214)	—	(214)
Balance at December 31, 2025	3,162	20,779	58,998	82,939

9. Long-term investments (Continued)

(a) Equity investments using the measurement alternative

The Group’s investment in private companies without readily determinable fair value were accounted for using the measurement alternative method. The following table summarizes the total carrying value of the equity investments using the measurement alternative as of December 31, 2023, 2024 and 2025, respectively, including cumulative upward adjustments made to the initial cost basis of the securities:

Cumulative Results
RMB’000
Initial cost basis	49,500
Upward adjustments (i)	18,464
Total carrying value at December 31, 2023	67,964
Initial cost basis (i)(ii)	31,730
Upward adjustments (i)	17,446
Impairment loss (i)	(44,514)
Total carrying value at December 31, 2024	4,662
Initial cost basis (i)(ii)	30,230
Upward adjustments (i)	17,446
Impairment loss (i)	(44,514)
Total carrying value at December 31, 2025	3,162

(i) In March 2021, the Group and three other investors entered into an investment agreement with Beijing Sharetimes Technology Co., Ltd.(“Sharetimes”), which primarily engages in operating of virtual intellectual property license of a series of cartoon images of movie stars. Pursuant to this agreement, the Group acquired 1.64% equity interests in Sharetimes, with a consideration of RMB 30.0 million. The Group has no significant influence over Sharetimes. Pursuant to ASC 321-10-35-2, as the investment in Sharetimes lacks readily determinable fair values, the Group elects to account for this investment using the measurement alternative. In May 2022, a re-measurement gain amounted to RMB 18.5 million has been made to the investment in Sharetimes according to the most recent transaction price which were deemed as observable price changes in orderly transactions for the identical or similar investment of the same issuer. For the year ended December 31, 2024, an impairment loss of RMB 44.5 million was recognized due to the liquidity difficulties encountered which led to the cease of Sharetimes’ operation.

(ii) In July 2024, the Group disposed an equity investment using the measurement alternative of RMB 15 million to the controlling shareholder with a cash consideration of RMB 1.5 million due to the significant liquidity difficulty of this investee, resulting in a disposal loss of RMB 13.5 million.

(b) Equity investments using the equity method

RMB 0.5 million income, RMB 3.7 million loss and RMB 0.7 million loss of the Group’s proportionate share of equity investee’s net income/(loss), were recognized in “Share of income/(loss) from equity method investments” for the years ended December 31, 2023, 2024 and 2025, respectively.

9. Long-term investments (Continued)

(c) Investments accounted for at fair value

The following table shows the carrying amount and fair value of the investments accounted for at fair value:

		Gross	Gross
	Cost Basis	Unrealized Gains	Unrealized Losses	Fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Hangzhou Jialin (i)	40,000	964	—	40,964
Company A	5,000	—	(2,537)	2,463
Company B	10,000	—	(6,342)	3,658
Company C	8,470	103	—	8,573
Others	5,500	—	(2,767)	2,733
December 31, 2023	68,970	1,067	(11,646)	58,391
Hangzhou Jialin (i)	40,000	87	—	40,087
Company A	5,000	—	(3,551)	1,449
Company B	10,000	—	(10,000)	—
Company C	8,470	72	—	8,542
Others	5,500	502	(2,500)	3,502
December 31, 2024	68,970	661	(16,051)	53,580
Hangzhou Jialin and its related entities(i)	40,000	142	—	40,142
Company A	5,000	—	(4,568)	432
Company B	5,000	—	(5,000)	—
Company C	8,470	575	—	9,045
Company D	3,000	458		3,458
Company E	2,000	—	—	2,000
Others	5,500	921	(2,500)	3,921
December 31, 2025	68,970	2,096	(12,068)	58,998

The Group invested in the preferred shares of multiple private companies that provide the Group with redemption rights, the investment of which are accounted for at fair value. A loss of RMB 8.1 million, a loss of RMB 4.8 million and a gain of RMB 0.4 million resulted from the change in fair value were recognized in “Long-term investment income/(loss), net” for the years ended December 31, 2023, 2024 and 2025, respectively. Refer to Note 2(e) for the valuation approach and key inputs for the determination of the fair value of the Group’s investments accounted for at fair value.

(i) The fair value of the investment in Hangzhou Jialin and its related entities was RMB 41 million, RMB 40 million and RMB 40 million as of December 31, 2023, 2024 and 2025. RMB 1 million fair value gain, RMB 0.9 million fair value loss and RMB 0.06 million fair value gain of investment in Hangzhou Jialin and its related entities were recognized in “Long-term investment income/(loss), net” for the years ended December 31, 2023, 2024 and 2025, respectively.